Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Rochester Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0000876409
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2013
Prospectus Date	rr_ProspectusDate	Mar. 28, 2013